Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies Disclosure [Text Block]
6. Commitments and Contingencies

Financing Agreements

On March 15, 2011, we entered into several agreements with Deerfield, including a facility agreement (the “Facility Agreement”), pursuant to which we issued Deerfield promissory notes in the aggregate principal amount of $20.0 million. The long-term debt bore interest at 8.5% per annum, payable quarterly, and was originally repayable over five years, with 10% of the principal amount due on the first anniversary, 15% due on the second anniversary, and 25% due on each of the next three anniversaries. In connection with the Facility Agreement, we issued Deerfield six-year warrants (the “Deerfield Warrants”) to purchase 6,000,000 shares of our common stock at an exercise price of $1.57 per share. See Note 8, “Warrant Liability” for further discussion. As a result of our April 2012 sale of equity, and pursuant to the terms of the Deerfield Warrants, the exercise price of the Deerfield Warrants was adjusted to $1.25 per share. We also entered into a royalty agreement with Deerfield (the “Royalty Agreement”) in exchange for $3.0 million. See Note 7, “Royalty Liability” for further discussion.

We recorded the promissory notes with an aggregate principal amount of $20.0 million at its face value less a note discount consisting of (i) $3.0 million cash discount, (ii) a $500,000 loan fee, and (iii) the $5.5 million fair value of the associated warrants. The note discount totaling $9.0 million was amortized using the interest method.

On November 14, 2011, we entered into several agreements with Deerfield pursuant to which we agreed to pay a substantial portion of the remaining future royalties on the sales of Fanapt to Deerfield in exchange for $5.0 million in cash that was recorded as royalty liability (see Note 7, “Royalty Liability” for further discussion), a $10.0 million reduction in the principal amount owed to Deerfield under the existing facility agreement and a revised principal repayment schedule of $2.5 million per year for four years commencing in April 2013 to retire the remaining long-term debt of $10.0 million. We evaluated the November 2011 principal reduction and other amendments to the $20.0 million facility agreement and determined that the modifications should be accounted for as a troubled debt restructuring on a prospective basis. As a result, we recognized the difference between the carrying value of the long-term debt and the total required future principal and interest payments as interest expense over the remaining term using the interest method.

On February 6, 2013, the Facility Agreement was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised all of the Deerfield Warrants resulting in a reduction of our outstanding indebtedness to Deerfield of $7.5 million and, accordingly, cancellation of our obligation to make the 2014, 2015 and 2016 installment payments under the Facility Agreement. This resulted in a gain of $1.9 million which was recorded in Other Income (Expense). On April 1, 2013, we made the final principal payment of $2.5 million under the facility agreement.

In 1997, we entered into an exclusive license agreement with Sanofi-Aventis SA (formerly Hoechst Marion Roussel, Inc.). The agreement gave us a worldwide license to the patent rights and know-how related to the antipsychotic agent Fanapt (iloperidone), including the ability to develop, use, sublicense, manufacture and sell products and processes claimed in the patent rights. Upon commercialization of the product, the license agreement provides that we will pay royalties based on net sales. Net sales of Fanapt by Novartis during the three-month periods ended June 30, 2014 and 2013 were approximately $15.7 million and $16.7 million, respectively, and we were obligated to pay royalties of approximately $2.4 million and $3.1 million to Sanofi-Aventis on June 30, 2014 and December 31, 2013, respectively, which were included in Accounts Receivable and Accounts Payable on the Condensed Balance Sheets.

Legal Proceedings

There are no ongoing legal proceedings against our company.

7. Commitments and Contingencies

Financing Agreements

  On March 15, 2011, we entered into several agreements pursuant to which Deerfield agreed to provide $20.0 million in funding to us. Funding occurred on April 5, 2011 and we used approximately $7.6 million of proceeds from the Deerfield funding to repay a prior lender in full, including required final payments aggregating $480,000. Pursuant to the terms of a facility agreement, we issued Deerfield promissory notes in the aggregate principal amount of $20.0 million. The long-term debt bears interest at 8.5% per annum, payable quarterly, and was originally repayable over five years, with 10% of the principal amount due on the first anniversary, 15% due on the second anniversary, and 25% due on each of the next three anniversaries. We paid Deerfield a facility fee of $0.5 million. The long-term debt is secured by our assets and has a provision for pre-payment. Deerfield has the right to have the long-term debt repaid at 110% of the principal amount in the event we complete a major transaction, which includes, but was not limited to, a merger or sale of our company or the sale of Probuphine. In connection with the facility agreement, we issued Deerfield six-year warrants to purchase 6,000,000 shares of our common stock at an exercise price of $1.57 per share (See Note 9, “Warrant Liability” for further discussion). As a result of our April 2012 subscription agreements, and pursuant to the terms of the Deerfield Warrants, the exercise price of the Deerfield Warrants was adjusted to $1.25 per share. (see Note 11, “Stockholders’ Equity (Deficit)” for further discussion). We also entered into a royalty agreement with Deerfield in exchange for $3.0 million (see Note 8, “Royalty Liability” for further discussion).

We recorded the promissory notes with an aggregate principal amount of $20.0 million at its face value less a note discount consisting of (i) $3.0 million cash discount, (ii) a $500,000 loan fee, and (iii) the $5.5 million fair value of the associated warrants. The note discount totaling $9.0 million was amortized using the interest method.

On November 14, 2011, we entered into several agreements with Deerfield pursuant to which we agreed to pay a substantial portion of the remaining future royalties on the sales of Fanapt to Deerfield in exchange for $5.0 million in cash that was recorded as royalty liability (see Note 8, “Royalty Liability” for further discussion), a $10.0 million reduction in the principal amount owed to Deerfield under the existing facility agreement and a revised principal repayment schedule of $2.5 million per year for four years commencing in April 2013 to retire the remaining long-term debt of $10.0 million. We evaluated the November 2011 principal reduction and other amendments to the $20.0 million facility agreement and determined that the modifications should be accounted for as a troubled debt restructuring on a prospective basis. As a result, we recognized the difference between the carrying value of the long-term debt and the total required future principal and interest payments as interest expense over the remaining term using the interest method.

On February 6, 2013, the facility agreement was amended to provide that the exercise price of the Deerfield Warrants could be satisfied through a reduction in the principal amount of our outstanding indebtedness to Deerfield. In February and March 2013, Deerfield exercised all of the Deerfield Warrants resulting in a reduction of our outstanding indebtedness to Deerfield of $7.5 million and, accordingly, cancellation of our obligation to make the 2014, 2015 and 2016 installment payments under the Facility Agreement. This resulted in a gain of $1.9 million which was recorded in Other Income (Expense). On April 1, 2013, we made the final principal payment of $2.5 million under the facility agreement.

Lease Commitments

We lease facilities under operating leases that expire at various dates through June 2016. Rent expense was $210,000, $203,000, and $214,000 for years ended December 31, 2013, 2012, and 2011, respectively.

The following is a schedule of future minimum lease payments at December 31, 2013 (in thousands):

2014	$208
2015	211
2016 and thereafter	106
$525

Legal Proceedings

There are no ongoing legal proceedings against our company.